Asset Under Development (Tables)	9 Months Ended
Sep. 30, 2022
Extractive Industries [Abstract]
Schedule for assets under development

(in thousands of $)	September 30, 2022	December 31, 2021
Opening asset under development balance	877,838	658,247
Additions	191,827	178,377
Interest costs capitalized	38,063	41,214
Closing asset under development balance	1,107,728	877,838

Schedule of fiscal year maturity
As of September 30, 2022, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,
2022 (1)	106,521
2023	353,954
2024	100,624
561,099
(1) For the three months ending December 31, 2022